Segments and Geographical Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION

NOTE 19:- SEGMENTS AND GEOGRAPHICAL INFORMATION:

The Company manages its business in three reportable segments, consisting of the Intelligent Robotics and RFID Division segment and the Supply Chain Solutions segment.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2020, 2019 and 2018 were as follows:

	RFID Division	Intelligent Robotics	Supply Chain Solutions	Intercompany		Consolidated
2020
Revenues	$12,455	$2,502	$18,594		$-	$33,551
Gross profit	$3,265	$(871)	$3,724		$-	$6,118
Operating Income (Loss)	$941	$(2,722)	$1,130	$		$(651)
Balance of other intangible assets related to segment	$40					$40
Balance of Goodwill related to segment	$4,676	$-	$-		$-	$4,676

2019
Revenues	$13,241	$826	$19,750		$-	$33,817
Gross profit	$2,906	$2	$3,750		$-	$6,658
Operating Income (Loss)	$(126)	$(1,642)	$1,137		$-	$(631)
Balance of other intangible assets related to segment	$60	$538	$-		$-	$598
Balance of Goodwill related to segment	$4,676	$471	$-		$-	$5,147

2018
Revenues	$14,445	$-	$18,205		$-	$32,650
Gross profit	$3,371	$-	$3,372		$-	$6,743
Operating Income (Loss)	$308	$-	$896		$-	$1,204
Balance of other intangible assets related to segment	$81	$-	$-		$-	$81
Balance of Goodwill related to segment	$4,676	$-	$-		$-	$4,676

b.	The following presents total revenues for the years 2020, 2019 and 2018 based on the location of customers, and long-lived assets based on major geographic areas in which the Company operates:

	Year ended December 31,
	2020		2019		2018
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$24,369	956	23,493	$1,257	$22,990	$1,108
Far East	3,831	-	5,055	-	3,800	-
India	2,375	-	3,624	-	4,209	-
America	2,449	-	901	-	1,189	-
Europe	527	-	744	-	462	-

	$33,551	956	33,817	$1,257	$32,650	$1,108

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).

c.	There were no major customer during the reported periods.